Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.8%
Automobile Components - 4.4%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (A)	$ 35,000	$ 35,254
8.25%, 04/15/2031 (A) (B)	34,000	35,017
Benteler International AG
10.50%, 05/15/2028 (A)	200,000	203,017
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	30,000	29,979
6.75%, 05/15/2028 (A)	88,000	88,385
8.50%, 05/15/2027 (A) (B)	120,000	121,499
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	137,000	135,347
Dana, Inc.
4.25%, 09/01/2030	85,000	72,629
4.50%, 02/15/2032	377,000	314,274
5.63%, 06/15/2028 (B)	189,000	179,386
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	130,000	124,718
5.00%, 07/15/2029 (B)	115,000	106,039
9.50%, 05/31/2025	18,000	18,450
ZF North America Capital, Inc.
7.13%, 04/14/2030 (A)	150,000	154,488

		1,618,482

Automobiles - 2.2%
Ford Motor Co.
6.10%, 08/19/2032 (B)	13,000	12,572
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	400,000	343,615
6.95%, 03/06/2026	220,000	222,173
7.35%, 11/04/2027	216,000	221,334

		799,694

Banks - 4.0%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	200,000	205,258
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	318,000	285,386
Fixed until 09/12/2024 (D), 5.00% (C)	135,000	127,860
Deutsche Bank AG
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	200,000	192,523
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	600,000	461,949
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	203,000	191,835

		1,464,811

Beverages - 1.2%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	520,000	452,433

Building Products - 3.2%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	469,000	427,962
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	12,000	10,412
5.00%, 03/01/2030 (A)	128,000	119,664

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	$ 153,000	$ 149,219
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	441,000	362,867
Standard Industries, Inc.
4.38%, 07/15/2030 (A)	23,000	19,929
5.00%, 02/15/2027 (A)	88,000	84,302

		1,174,355

Capital Markets - 1.2%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	457,000	409,603
4.63%, 11/15/2027 (A)	50,000	47,122

		456,725

Chemicals - 0.4%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	35,000	25,762
Avient Corp.
7.13%, 08/01/2030 (A)	72,000	72,580
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	76,000	44,682

		143,024

Commercial Services & Supplies - 6.7%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	200,000	185,813
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	178,000	165,613
5.75%, 07/15/2027 (A) (B)	287,000	277,422
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	33,000	29,142
5.00%, 09/01/2030	414,000	358,110
Garda World Security Corp.
4.63%, 02/15/2027 (A)	196,000	181,000
6.00%, 06/01/2029 (A)	76,000	63,244
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	147,000	141,220
Hertz Corp.
4.63%, 12/01/2026 (A)	6,000	5,421
5.00%, 12/01/2029 (A)	299,000	246,550
Stericycle, Inc.
5.38%, 07/15/2024 (A)	186,000	183,907
United Rentals North America, Inc.
3.75%, 01/15/2032	156,000	131,911
4.00%, 07/15/2030	274,000	242,274
6.00%, 12/15/2029 (A)	130,000	129,857
WW International, Inc.
4.50%, 04/15/2029 (A)	150,000	106,500

		2,447,984

Communications Equipment - 1.2%
CommScope, Inc.
4.75%, 09/01/2029 (A)	127,000	97,811
6.00%, 03/01/2026 (A)	302,000	277,103
8.25%, 03/01/2027 (A) (B)	85,000	64,342

		439,256

Construction & Engineering - 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	45,000	38,826
6.63%, 01/15/2028 (A)	200,000	191,877

Transamerica Funds	Page 1

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Beazer Homes USA, Inc.
6.75%, 03/15/2025	$ 12,000	$ 11,916
7.25%, 10/15/2029	145,000	142,508
KB Home
4.80%, 11/15/2029	70,000	64,575
7.25%, 07/15/2030	95,000	96,959
Meritage Homes Corp.
5.13%, 06/06/2027	123,000	119,035
6.00%, 06/01/2025	37,000	36,954

		702,650

Construction Materials - 0.3%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	127,000	121,059

Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	293,000	277,769

Containers & Packaging - 3.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	400,000	345,595
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	365,000	350,351
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	204,000	182,780
4.13%, 08/15/2024	99,000	96,744
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	71,000	70,593
OI European Group BV
4.75%, 02/15/2030 (A)	49,000	44,255
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)	65,000	66,054
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	78,000	70,246

		1,226,618

Diversified REITs - 2.2%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/2025	215,000	211,666
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	282,000	255,100
3.75%, 09/15/2030 (A)	260,000	208,006
6.00%, 04/15/2025 (A)	50,000	49,203
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	82,000	70,963

		794,938

Diversified Telecommunication Services - 3.8%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	156,000	132,234
6.00%, 01/15/2030 (A)	46,000	33,409
8.75%, 05/15/2030 (A)	25,000	24,121
Hughes Satellite Systems Corp.
6.63%, 08/01/2026 (B)	199,000	179,671
Iliad Holding SASU
6.50%, 10/15/2026 (A)	400,000	383,341
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	18,000	11,878
3.75%, 07/15/2029 (A)	216,000	141,705
4.25%, 07/01/2028 (A)	83,000	58,728
10.50%, 05/15/2030 (A) (B)	333,000	344,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA
6.00%, 09/30/2034	$ 53,000	$ 42,903
6.38%, 11/15/2033	19,000	16,066

		1,369,014

Electric Utilities - 2.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	831,000	755,065

Electrical Equipment - 0.8%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)	300,000	291,678

Electronic Equipment, Instruments & Components - 0.5%
Atkore, Inc.
4.25%, 06/01/2031 (A)	23,000	19,898
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	196,000	174,239

		194,137

Energy Equipment & Services - 1.2%
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	88,000	85,591
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	372,000	335,147

		420,738

Financial Services - 0.4%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (A)	146,000	134,382

Food Products - 2.7%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	454,000	441,580
6.00%, 06/15/2030 (A) (B)	52,000	51,222
Kraft Heinz Foods Co.
3.88%, 05/15/2027	77,000	73,795
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	27,000	22,959
4.63%, 04/15/2030 (A)	321,000	283,024
5.50%, 12/15/2029 (A)	79,000	73,357
5.63%, 01/15/2028 (A)	38,000	36,745

		982,682

Health Care Equipment & Supplies - 0.5%
Kevlar SpA
6.50%, 09/01/2029 (A) (B)	86,000	73,960
Medline Borrower LP
3.88%, 04/01/2029 (A)	145,000	126,956

		200,916

Health Care Providers & Services - 5.6%
AdaptHealth LLC
4.63%, 08/01/2029 (A)	5,000	4,092
5.13%, 03/01/2030 (A)	12,000	9,930
6.13%, 08/01/2028 (A)	240,000	215,007
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	152,000	134,101
4.00%, 03/15/2031 (A)	52,000	45,332
DaVita, Inc.
3.75%, 02/15/2031 (A)	154,000	123,472
4.63%, 06/01/2030 (A)	147,000	125,185

Transamerica Funds	Page 2

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.
4.63%, 04/01/2031 (B)	$ 5,000	$ 4,443
4.75%, 02/01/2030	280,000	254,508
HCA, Inc.
3.50%, 09/01/2030	115,000	101,022
5.88%, 02/15/2026	166,000	166,433
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	225,000	225,562
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	121,000	110,957
Tenet Healthcare Corp.
4.25%, 06/01/2029	44,000	39,424
5.13%, 11/01/2027	3,000	2,849
6.13%, 10/01/2028 (B)	352,000	335,312
6.13%, 06/15/2030	161,000	156,299

		2,053,928

Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	94,000	86,482
7.50%, 06/01/2025 (A)	150,000	150,747

		237,229

Hotels, Restaurants & Leisure - 5.1%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	63,000	57,694
Boyne USA, Inc.
4.75%, 05/15/2029 (A) (B)	396,000	361,586
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	372,000	348,749
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	366,000	312,859
5.00%, 06/01/2029 (A)	131,000	117,100
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	192,000	181,687
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	170,000	146,091
5.65%, 04/01/2024	270,000	268,164
6.60%, 10/01/2025	75,000	75,166

		1,869,096

Household Durables - 0.6%
Newell Brands, Inc.
4.88%, 06/01/2025	215,000	208,007

Household Products - 0.9%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	82,000	68,443
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (B)	186,000	153,434
5.50%, 07/15/2030 (A)	116,000	106,002

		327,879

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
4.50%, 02/15/2028 (A)	166,000	152,387
5.00%, 02/01/2031 (A)	176,000	148,241

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	$ 20,000	$ 16,576
4.75%, 03/15/2028 (A)	616,000	571,403

		888,607

Insurance - 1.6%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	73,000	52,525
7.95%, 06/15/2033 (A)	108,000	108,137
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 7.45% (C), 02/12/2067 (A)	117,000	100,060
HUB International Ltd.
7.25%, 06/15/2030 (A)	32,000	32,609
Lincoln National Corp.
3-Month LIBOR + 2.36%, 7.69% (C), 05/17/2066	141,000	100,736
Ohio National Financial Services, Inc.
6.80%, 01/24/2030 (A)	200,000	185,900

		579,967

Internet & Catalog Retail - 1.1%
Uber Technologies, Inc.
4.50%, 08/15/2029 (A)	146,000	134,965
6.25%, 01/15/2028 (A)	5,000	4,961
8.00%, 11/01/2026 (A)	250,000	254,924

		394,850

IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	114,000	95,760

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	64,000	55,186
6.20%, 10/01/2040	7,000	6,559

		61,745

Machinery - 4.4%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	555,000	530,054
6.38%, 06/15/2030 (A) (B)	31,000	30,687
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	120,000	122,537
9.50%, 01/01/2031 (A)	16,000	17,160
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A)	94,000	95,483
Madison IAQ LLC
4.13%, 06/30/2028 (A)	221,000	196,800
5.88%, 06/30/2029 (A)	31,000	26,003
SPX FLOW, Inc.
8.75%, 04/01/2030 (A)	154,000	142,019
Vertiv Group Corp.
4.13%, 11/15/2028 (A)	133,000	119,387
Wabash National Corp.
4.50%, 10/15/2028 (A)	398,000	335,315

		1,615,445

Media - 12.9%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	109,000	94,836
6.13%, 12/01/2028 (A)	43,000	37,034

Transamerica Funds	Page 3

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	$ 99,000	$ 80,122
4.50%, 06/01/2033 (A)	40,000	31,652
4.75%, 02/01/2032 (A)	184,000	151,825
5.00%, 02/01/2028 (A)	175,000	161,726
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	244,000	224,117
7.50%, 06/01/2029 (A) (B)	20,000	15,923
7.75%, 04/15/2028 (A) (B)	67,000	56,027
CSC Holdings LLC
4.50%, 11/15/2031 (A)	400,000	286,959
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (A) (E)	60,000	1,875
DISH DBS Corp.
5.25%, 12/01/2026 (A)	145,000	118,988
5.75%, 12/01/2028 (A)	39,000	30,009
7.75%, 07/01/2026	137,000	89,050
DISH Network Corp.
11.75%, 11/15/2027 (A)	51,000	51,385
Gray Escrow II, Inc.
5.38%, 11/15/2031 (A) (B)	165,000	113,025
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	455,000	314,136
7.00%, 05/15/2027 (A)	184,000	159,160
iHeartCommunications, Inc.
6.38%, 05/01/2026	380,000	328,507
8.38%, 05/01/2027 (B)	133,000	91,496
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	206,739
6.75%, 10/15/2027 (A)	180,000	168,352
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)	23,000	20,272
5.63%, 07/15/2027 (A)	317,000	298,059
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (A)	65,000	42,379
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	37,000	33,428
4.13%, 07/01/2030 (A)	290,000	237,912
Summer BC Bidco B LLC
5.50%, 10/31/2026 (A)	400,000	340,646
TEGNA, Inc.
4.63%, 03/15/2028	270,000	243,000
4.75%, 03/15/2026 (A)	34,000	32,630
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	145,000	141,196
7.38%, 06/30/2030 (A)	9,000	8,760
UPC Broadband Finco BV
4.88%, 07/15/2031 (A)	200,000	167,969
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	400,000	325,080

		4,704,274

Metals & Mining - 3.5%
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (A)	106,000	106,663
Enviri Corp.
5.75%, 07/31/2027 (A)	333,000	287,629
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	45,000	45,040
8.50%, 05/01/2030 (A)	140,000	141,463
New Gold, Inc.
7.50%, 07/15/2027 (A)	397,000	379,333

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp.
3.25%, 11/15/2026 (A)	$ 42,000	$ 38,159
3.88%, 08/15/2031 (A)	12,000	9,992
4.75%, 01/30/2030 (A)	294,000	264,193

		1,272,472

Mortgage Real Estate Investment Trusts - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	78,000	74,783

Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Partners LP
4.00%, 03/01/2031	196,000	174,415
DCP Midstream Operating LP
5.38%, 07/15/2025	74,000	73,525
Hess Midstream Operations LP
5.13%, 06/15/2028 (A) (B)	225,000	212,694
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	166,000	160,072

		620,706

Paper & Forest Products - 0.4%
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	188,000	129,716

Personal Care Products - 0.7%
Coty, Inc.
5.00%, 04/15/2026 (A)	121,000	116,633
6.50%, 04/15/2026 (A)	95,000	94,229
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A) (B)	36,000	36,295

		247,157

Pharmaceuticals - 1.5%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (A) (B)	400,000	350,844
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031 (A)	212,000	179,713

		530,557

Professional Services - 0.3%
Gartner, Inc.
3.75%, 10/01/2030 (A)	33,000	28,766
4.50%, 07/01/2028 (A)	98,000	91,715

		120,481

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	98,000	89,831

Software - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	22,000	18,994
MSCI, Inc.
3.63%, 09/01/2030 (A)	143,000	125,159
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	51,000	22,812

		166,965

Specialized REITs - 2.1%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	12,923
5.25%, 03/15/2028 (A)	420,000	393,914
7.00%, 02/15/2029 (A)	16,000	16,056

Transamerica Funds	Page 4

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
SBA Communications Corp.
3.13%, 02/01/2029	$ 339,000	$ 285,727
3.88%, 02/15/2027	55,000	50,673

		759,293

Technology Hardware, Storage & Peripherals - 1.7%
NCR Corp.
5.00%, 10/01/2028 (A)	75,000	67,845
5.13%, 04/15/2029 (A)	107,000	95,684
5.25%, 10/01/2030 (A)	9,000	8,019
6.13%, 09/01/2029 (A)	240,000	243,933
Seagate HDD Cayman
8.25%, 12/15/2029 (A)	26,000	27,188
8.50%, 07/15/2031 (A)	26,000	27,144
Western Digital Corp.
4.75%, 02/15/2026	144,000	137,506

		607,319

Wireless Telecommunication Services - 2.2%
Sprint LLC
7.88%, 09/15/2023	325,000	325,253
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	548,000	462,585

		787,838

Total Corporate Debt Securities (Cost $36,634,454)		34,912,315

LOAN ASSIGNMENT - 0.2%
Containers & Packaging - 0.2%
Trident TPI Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.74% (C), 09/15/2028	77,902	77,674

Total Loan Assignment (Cost $75,657)		77,674

	Shares	Value
OTHER INVESTMENT COMPANY - 9.9%
Securities Lending Collateral - 9.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (F)	3,604,268	3,604,268

Total Other Investment Company (Cost $3,604,268)		3,604,268

Total Investments (Cost $40,314,379)		38,594,257
Net Other Assets (Liabilities) - (5.9)%		(2,140,181)

Net Assets - 100.0%		$ 36,454,076

Transamerica Funds	Page 5

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$34,912,315	$—	$34,912,315
Loan Assignment	—	77,674	—	77,674
Other Investment Company	3,604,268	—	—	3,604,268

Total Investments	$3,604,268	$34,989,989	$—	$38,594,257

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $26,368,101, representing 72.3% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,708,665, collateralized by cash collateral of $3,604,268 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $182,793. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2023, the value of this security is $1,875, representing less than 0.1% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at July 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 6

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield ESG (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7